Prepaid Forward Contracts - Additional Information (Detail) (American Depositary Shares, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2008	Apr. 15, 2008	Apr. 09, 2008
American Depositary Shares
Derivative [Line Items]
Prepaid Forward Contracts value				$ 199,437
Prepaid Forward Contracts			199,437
Prepaid Forward Contracts, shares			6,345,450
Prepaid Forward Contracts, settlement date	May 30, 2013
Change in fair value of Prepaid Forward Contracts		$ 60,028